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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00933
                                                     ---------

                          CGM CAPITAL DEVELOPMENT FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2008
                         -----------------

Date of reporting period: March 31, 2008
                          --------------
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                                CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS AS OF MARCH 31, 2008
(unaudited)

COMMON STOCKS -- 95.4% OF TOTAL NET ASSETS
                                                                                                  SHARES         VALUE (a)
                                                                                                  ------         ---------
ALUMINUM -- 4.9%
  Century Aluminum Company (b) ...........................................................        360,000      $ 23,846,400
                                                                                                               ------------

FOOD - PACKAGE AND MISCELLANEOUS - 0.5%
  Wimm-Bill-Dann Foods OJSC ADR (c) ......................................................         24,300         2,490,264
                                                                                                               ------------

HOUSING AND BUILDING MATERIALS - 14.2%
  Desarrolladora Homex, S.A.B. de C.V. ADR (b)(c) ........................................        550,000        31,927,500
  NVR, Inc. (b) ..........................................................................         64,000        38,240,000
                                                                                                               ------------
                                                                                                                 70,167,500
                                                                                                               ------------
LIGHT CAPITAL GOODS - 4.8%
  The Middleby Corporation (b) ...........................................................        375,000        23,396,250
                                                                                                               ------------

METALS AND MINING - 22.1%
  Alpha Natural Resources, Inc. (b) ......................................................        590,000        25,629,600
  Foundation Coal Holdings, Inc. .........................................................        455,000        22,900,150
  Massey Energy Company ..................................................................        370,000        13,505,000
  Patriot Coal Corporation (b) ...........................................................        549,000        25,786,530
  Yamana Gold Inc. .......................................................................      1,450,000        21,199,000
                                                                                                               ------------
                                                                                                                109,020,280
                                                                                                               ------------
MISCELLANEOUS - 4.2%
  Sotheby's ..............................................................................        720,000        20,815,200
                                                                                                               ------------

OIL SERVICE - 16.4%
  Cameron International Corporation (b) ..................................................        690,000        28,731,600
  Dril-Quip, Inc. (b) ....................................................................        485,000        22,537,950
  Oceaneering International, Inc. (b) ....................................................        470,000        29,610,000
                                                                                                               ------------
                                                                                                                 80,879,550
                                                                                                               ------------
ON-LINE SERVICES - 8.1%
  Priceline.com Incorporated (b) .........................................................        330,000        39,883,800
                                                                                                               ------------

RETAIL - 14.6%
  The Pantry, Inc. (b) ...................................................................      1,000,000        21,080,000
  Tupperware Brands Corporation ..........................................................        670,000        25,915,600
  Urban Outfitters, Inc. (b) .............................................................        790,000        24,766,500
                                                                                                               ------------
                                                                                                                 71,762,100
                                                                                                               ------------
STEEL - 5.6%
  Commercial Metals Company ..............................................................        920,000        27,572,400
                                                                                                               ------------

TOTAL COMMON STOCKS (Identified cost $431,657,054) ......................................................       469,833,744
                                                                                                               ------------

SHORT-TERM INVESTMENT -- 3.6% OF TOTAL NET ASSETS

                                                                                                 FACE
                                                                                                AMOUNT
                                                                                                ------

  American  Express  Credit Corporation, 2.25%, 4/01/08 (Cost $17,840,000) ...............    $17,840,000        17,840,000
                                                                                                               ------------

TOTAL INVESTMENTS -- 99.0% (Identified cost $449,497,054) (d) ...........................................       487,673,744
  Cash and receivables ..................................................................................         6,549,353
  Liabilities ...........................................................................................        (1,677,799)
                                                                                                               ------------
TOTAL NET ASSETS -- 100.0% ..............................................................................      $492,545,298
                                                                                                               ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) Non-income producing security.
(c) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) Federal Tax Information: At March 31, 2008 the net unrealized appreciation on investments based on cost of $449,562,205 for Federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments in which there is an excess of value
      over tax cost .....................................................................................       $62,140,893
    Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
      cost over value ...................................................................................       (24,029,354)
                                                                                                               ------------
                                                                                                               $ 38,111,539
                                                                                                               ============

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

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
                                                CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2008 (CONTINUED)
(unaudited)

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements",
effective for fiscal years beginning after November 15, 2007. The Fund adopted the provisions of FAS 157 on January 1, 2008.
FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

In accordance with FAS 157, CGM Capital Development Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosures, CGM Capital Development Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

o Level 1 - Prices determined using: quoted prices in active markets for identical securities

o Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

o Level 3 - Prices determined using: significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end for the period), unobservable inputs may be used. Unobservable inputs reflect CGM Capital Development Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value CGM Capital Development Fund's investments at March 31, 2008:

                                                                                      INVESTMENTS    OTHER FINANCIAL
      VALUATION INPUTS                                                               IN SECURITIES     INSTRUMENTS
                                                                                    ---------------  ---------------
      Level 1 - Quoted Prices ....................................................   $469,833,744          N/A
      Level 2 - Other Significant Observable Inputs ..............................     17,840,000          N/A
      Level 3 - Significant Unobservable Inputs ..................................       none              N/A
                                                                                     ------------          ---
            TOTAL                                                                    $487,673,744          N/A
                                                                                     ============          ===

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security's assigned level within the fair value hierarchy described above. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Capital Development Fund's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Capital Development's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.
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                                  SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Capital Development Fund

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 16, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 16, 2008


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: May 16, 2008